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                            VAN KAMPEN RESERVE FUND
                        SUPPLEMENT DATED MARCH 29, 2002
      TO THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                            DATED SEPTEMBER 28, 2001

    The Prospectus is hereby supplemented as follows:

        The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                    RES SPT 3/02
                                                                      23 133 233
                                                                        65138SPT